Segment information and revenue from contracts with customers - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) customer	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment information and revenue from contracts with customers
Share issue related cost	€ 0	€ 779	€ 4,899
Real estate transfer tax expenses			1,200
Property, plant and equipment	8,147	16,590
Right-of-use assets	18,904	22,120	24,932
Revenue from contracts with customers	189,923	128,381	48,780
Provision for expected credit losses on contract assets	483	356
Revenues recognized for contract liabilities	2,506	2,516
Performance obligations	2,336	1,963
-United States
Segment information and revenue from contracts with customers
Property, plant and equipment	147	516	286
Right-of-use assets	137	709	1,042
Revenue from contracts with customers	19,309	19,059	22,778
-Germany
Segment information and revenue from contracts with customers
Revenue from contracts with customers	141,133	81,065	508
Follow-on Equity Offering
Segment information and revenue from contracts with customers
Share issue related cost		278
IPO
Segment information and revenue from contracts with customers
Share issue related cost			1,092
Pharmaceutical
Segment information and revenue from contracts with customers
Revenue from contracts with customers	€ 15,641	€ 16,951	€ 21,522
Pharmaceutical | Pharmaceutical Partner
Segment information and revenue from contracts with customers
Number of customer in group | customer	1
Percentage of revenue	5.10%	8.60%	24.30%
Revenue from contracts with customers	€ 455	€ 0	€ 1,930
Pharmaceutical | -United States
Segment information and revenue from contracts with customers
Revenue from contracts with customers	€ 14,940	16,711	20,896
Pharmaceutical | -Germany
Segment information and revenue from contracts with customers
Revenue from contracts with customers			€ 233
COVID-19
Segment information and revenue from contracts with customers
Number of customer in group | customer	2
Revenue from contracts with customers	€ 146,382	€ 89,322
COVID-19 | Covid-19 Partner One
Segment information and revenue from contracts with customers
Percentage of revenue	6.40%	14.60%
COVID-19 | Covid-19 Partner Two
Segment information and revenue from contracts with customers
Percentage of revenue	9.40%	13.50%
COVID-19 | -United States
Segment information and revenue from contracts with customers
Revenue from contracts with customers	€ 1,606	€ 978
COVID-19 | -Germany
Segment information and revenue from contracts with customers
Revenue from contracts with customers	140,922	80,879
Capitalized investment	2,800	10,800
COVID-19 | -Germany | Property Plant And Equipment [Member]
Segment information and revenue from contracts with customers
Capitalized investment	2,400	7,700
COVID-19 | -Germany | Intangible assets other than goodwill [member]
Segment information and revenue from contracts with customers
Capitalized investment	€ 400	€ 1,700